TIAA-CREF FUNDS - Managed Allocation Fund

		TIAA-CREF FUNDS
		MANAGED ALLOCATION FUND
		SCHEDULE OF INVESTMENTS (unaudited)
		February 28, 2022
SHARES	SECURITY		VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.2%
37,622,061		TIAA-CREF Core Plus Bond Fund	$386,378,569
		TOTAL FIXED INCOME	386,378,569
INTERNATIONAL EQUITY—20.8%
900,875		Nuveen International Growth Fund	42,845,620
2,870,600		TIAA-CREF Emerging Markets Equity Fund	25,261,280
4,713,040		TIAA-CREF International Equity Fund	59,619,952
2,796,381		TIAA-CREF International Opportunities Fund	43,064,270
2,687,680		TIAA-CREF Quant International Small-Cap Equity Fund	28,946,309
		TOTAL INTERNATIONAL EQUITY	199,737,431
U.S. EQUITY—38.9%
988,784		Nuveen Dividend Growth Fund	53,166,926
3,817,286		Nuveen Dividend Value Fund	57,870,049
2,631,643		Nuveen Growth Opportunities ETF	59,159,335
3,401,184		TIAA-CREF Growth & Income Fund	53,602,657
2,837,522		TIAA-CREF Large-Cap Growth Fund	59,048,825
2,762,657		TIAA-CREF Large-Cap Value Fund	57,960,542
855,185		TIAA-CREF Quant Small-Cap Equity Fund	15,256,505
1,260,521		TIAA-CREF Quant Small/Mid-Cap Equity Fund	17,987,628
		TOTAL U.S. EQUITY	374,052,467

		TOTAL AFFILIATED INVESTMENT COMPANIES	960,168,467
		(Cost $864,178,235)
		TOTAL INVESTMENTS—99.9%	960,168,467
		(Cost $864,178,235)
		OTHER ASSETS & LIABILITIES, NET—0.1%	486,878
		NET ASSETS—100.0%	$960,655,345
	ETF	Exchange Traded Fund

aThe Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

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TIAA-CREF MANAGED ALLOCATION FUND - Notes to schedule of investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

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Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective Net Asset Values on the valuation date and are generally classified as Level 1.

As of February 28, 2022, all of the investments in the Fund were valued based on Level 1 inputs.

A12453-B (4/22)

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